CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	9 Months Ended
Sep. 30, 2017 shares
Statement of Stockholders' Equity [Abstract]
Issuance of common shares	8,625,000